EMPLOYEE BENEFITS - Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	13.27%	7.15%
Inflation rate	3.00%	2.91%
Salary growth rate	3.58%	3.06%
Pension growth rate	3.00%	3.03%
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	13.72%	7.20%
Inflation rate	3.00%	3.00%
Salary growth rate	4.00%	3.40%